PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

	December 31
	2022	2021
	(in thousands)
Cost:
Laboratory equipment*	$6,778	$6,005
Computers	352	328
Office furniture and equipment	200	200
Leasehold improvements	$6,722	6,707
	$14,052	$13,240
Less:
Accumulated depreciation*	$7,451	$6,393
Property and Equipment, net	$6,601	$6,847

*	Laboratory equipment includes the finance lease (see Note 5) with a cost of $1.1 million as of December 31, 2022 and 2021. The related accumulated depreciation for the finance lease as of December 31, 2022 and 2021 was $0.8 million and $0.6 million, respectively.

Depreciation expense totaled $1.1 million and $1.3 million for the years ended December 31, 2022 and December 31, 2021, respectively.

During the year ended December 31, 2022, the Company did not dispose of any fixed assets. During the year ended December 31, 2021, the Company disposed of $0.1 million of fixed assets.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)